Supplement to the
Fidelity® Select Portfolios®
April 29, 2006 revised
November 29, 2006
Prospectus

Consumer Staples Portfolio, Gold Portfolio, Materials Portfolio, and Telecommunications Portfolio are composed of multiple classes of shares. References to each fund are deemed to include class where applicable. The features and policies related to your shares of each fund will not change.

The following information supplements similar information for Utilities Growth Portfolio found in the "Performance" section on page 21.

Prior to October 1, 2006, Utilities Growth Portfolio operated under certain different investment policies, and compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies.

The following information replaces similar information found under the heading "Average Annual Returns" on page 42.

S&P®/Citigroup BMI Global Gold Index is a market capitalization-weighted index of stocks designed to measure the performance of companies that produce gold and related products, including companies that mine or process gold and the South African finance houses which primarily invest in, but do not operate, gold mines.

The following information replaces the "Annual operating expenses" section of the "Fee Table" beginning on page 43.

Annual operating expenses (paid from fund assets)

Air Transportation	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.56%
	Total annual fund operating expensesA	1.13%
Automotive	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.96%
	Total annual fund operating expensesA	1.53%
Banking	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual fund operating expensesA	0.92%
Biotechnology	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.36%
	Total annual fund operating expensesA	0.93%
Brokerage and Investment Management	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.34%
	Total annual fund operating expensesA	0.92%
Chemicals	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.46%
	Total annual fund operating expensesA	1.03%
Communications Equipment	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.45%
	Total annual fund operating expensesA	1.02%
Computers	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.43%
	Total annual fund operating expensesA	1.00%

SEL-07-03 March 13, 2007
1.482105.201

Construction and Housing	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.44%
	Total annual fund operating expensesA	1.01%
Consumer Discretionary	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.55%
	Total annual fund operating expensesA	1.12%
Consumer Staples	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.44%
	Total annual fund operating expensesA	1.01%
Defense and Aerospace	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.94%
Electronics	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.34%
	Total annual fund operating expensesA	0.91%
Energy	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.34%
	Total annual fund operating expensesA	0.91%
Energy Service	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.33%
	Total annual fund operating expensesA	0.90%
Environmental	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.77%
	Total annual fund operating expensesA	1.34%
Financial Services	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.94%
Gold	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.36%
	Total annual fund operating expensesA	0.94%
Health Care	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.32%
	Total annual fund operating expensesA	0.89%
Home Finance	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.94%
Industrial Equipment	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.45%
	Total annual fund operating expensesA	1.02%
Industrials	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.53%
	Total annual fund operating expensesA	1.10%
Insurance	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.43%
	Total annual fund operating expensesA	1.00%
IT Services	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.62%
	Total annual fund operating expensesA	1.19%
Leisure	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.39%
	Total annual fund operating expensesA	0.96%
Materials	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.45%
	Total annual fund operating expensesA	1.02%
Medical Delivery	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual fund operating expensesA	0.92%
Medical Equipment and Systems	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual fund operating expensesA	0.92%
Multimedia	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.47%
	Total annual fund operating expensesA	1.04%
Natural Gas	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.34%
	Total annual fund operating expensesA	0.91%
Natural Resources	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.38%
	Total annual fund operating expensesA	0.96%
Networking and Infrastructure	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.54%
	Total annual fund operating expensesA	1.11%
Paper and Forest Products	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.70%
	Total annual fund operating expensesA	1.27%
Pharmaceuticals	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.50%
	Total annual fund operating expensesA	1.07%
Retailing	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.48%
	Total annual fund operating expensesA	1.05%
Software and Computer Services	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual fund operating expensesA	0.92%
Technology	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.39%
	Total annual fund operating expensesA	0.96%
Telecommunications	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.44%
	Total annual fund operating expensesA	1.01%
Transportation	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.53%
	Total annual fund operating expensesA	1.10%
Utilities Growth	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual fund operating expensesA	0.94%
Wireless	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.40%
	Total annual fund operating expensesA	0.97%
Money Market	Management fee	0.21%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.19%
	Total annual fund operating expensesB	0.40%

A Effective January 1, 2007, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 1.15%. These arrangements may be discontinued by FMR at any time.

B Effective February 1, 2005, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 1.25%. These arrangements may be discontinued by FMR at any time.

The following information replaces the biographical information for Chemicals Portfolio found in the "Fund Management" section on page 69.

Duffy Fischer is manager of Chemicals Portfolio, which he has managed since December 2006. Mr. Fischer joined Fidelity Investments in July 2006 as a research analyst. Previously, he was a research analyst and portfolio manager for Goldman Sachs & Co. from 1999 until 2006.

The following information replaces the biographical information for Industrial Equipment Portfolio found in the "Fund Management" section on page 69.

Vincent Montemaggiore is manager of Select Industrial Equipment Portfolio, which he has managed since March 2007. Mr. Montemaggiore joined Fidelity Investments in 2005 as an equity research analyst. Prior to joining Fidelity, Mr. Montemaggiore worked as an investment banking senior analyst for De Guardiola Advisors, Inc. in New York from 2002 until 2003. He joined Putnam Lovell Securities, Inc. in New York in 2000 as an investment banking analyst working with the Financial Services Industry until 2002.

The following information replaces the biographical information for Industrials Portfolio found in the "Fund Management" section on page 69.

Tobias W. Welo is manager of Industrials Portfolio, which he has managed since January 2007. Since joining Fidelity Investments in 2005, Mr. Welo has worked as an analyst. Prior to joining Fidelity, he worked as an analyst and assistant portfolio manager for BlackRock. From 1999 until 2002, Mr. Welo was an analyst for Boston Partners.

The following information replaces the biographical information for Paper & Forest Products Portfolio found in the "Fund Management" section on page 69.

Justin Bennett is manager of Paper and Forest Products Portfolio, which he has managed since March 2006. Mr. Bennett joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from The Wharton School at the University of Pennsylvania in 2005. Previously, he was an equity research associate at Morgan Stanley.

The following information replaces the biographical information for Software & Computer Services Portfolio found in the "Fund Management" section on page 69.

Mayank Tandon is manager of Software & Computer Services Portfolio, which he has managed since January 2007. Since joining Fidelity Investments in 2006, Mr. Tandon has worked as a research analyst. Prior to joining Fidelity, he worked as a research analyst for Janney Montgomery Scott LLC from 1998 until 2006.

The following information replaces the biographical information for Transportation Portfolio found in the "Fund Management" section on page 69.

Lindsay Connor is manager of Transportation Portfolio, which she has managed since April 2006. Ms. Connor joined Fidelity Investments as a research analyst in 2004, after receiving an MBA from Dartmouth College. Previously, she was an associate and founding employee for Edgemont Capital Partners in New York.

The following information replaces the biographical information for IT Services Portfolio found in the "Fund Management" section on page 70.

Benjamin Hesse is manager of IT Services Portfolio, which he has managed since January 2007. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005. Previously, Mr. Hesse was a research analyst intern at Credit Suisse Asset Management in New York.

The following information replaces the biographical information for Technology Portfolio found in the "Fund Management" section on page 70.

Yun-Min Chai is manager of Technology Portfolio , which he has managed since January 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Financial Services Portfolio found in the "Fund Management" section on page 70.

Richard Manuel is co-manager of Financial Services Portfolio, and manager of Home Finance Portfolio, which he has managed since February 2007, and June 2006, respectively. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

Brian Younger is co-manager of Financial Services Portfolio and manager of Telecommunications Portfolio and Wireless Portfolio, which he has managed since February 2007, March 2002, and May 2003, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in June 1998, Mr. Younger has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Electronics Portfolio found in the "Fund Management" section on page 70.

Christopher Lee is co-manager of Electronics Portfolio, which he has managed since February 2007. He joined Fidelity Investments in 2004, after receiving his MBA from the Sloan School of Management at the Massachusetts Institute of Technology. From 1999 to 2002, Mr. Lee was an Associate in the Technology Group for TA Associates in Boston.

Paul Jackson is co-manager of Electronics Portfolio, which he has managed since February 2007. Since joining Fidelity Investments in 2005, Mr. Jackson has worked as a research analyst. From 2003 until 2005, Mr. Jackson worked for State Street Global Advisors as a research analyst and portfolio manager. Prior to that, he worked at Fortis Investments as a research analyst from April 2003 until September 2003. Before that, Mr. Jackson worked for Abacus Investments, a Boston-based hedge fund, as an analyst and assistant portfolio manager, from May 2002 until December 2002. He began his career at Wellington Management Company in Boston as a Global Industry Analyst from 1997 until 2002.

The following information replaces the biographical information for Environmental Portfolio found in the "Fund Management" section on page 71.

Stavros Koutsantonis is manager of Select Environmental Portfolio, which he has managed since March 2007. Mr. Koutsantonis joined Fidelity Investments in 2006 as a research analyst after receiving an MBA from the Wharton School at the University of Pennsylvania in August 2006. Before that, he was an associate in Equity Research for Banc of America Securities in New York from 2000 until 2003.

The following information replaces the biographical information for Telecommunications Portfolio found in the "Fund Management" section on page 71.

Gavin Baker is manager of Select Telecommunications Portfolio, which he has managed since March 2007. Since joining Fidelity Investments in 1999, Mr. Baker has worked as an equity research analyst.

The following information replaces the biographical information for Wireless Portfolio found in the "Fund Management" section on page 71.

Gavin Baker is manager of Select Wireless Portfolio, which he has managed since March 2007. Since joining Fidelity Investments in 1999, Mr. Baker has worked as an equity research analyst.

Supplement to the
Fidelity® Advisor Telecommunications Fund
Class A, Class T, Class B, and Class C
December 11, 2006
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 30.

Gavin Baker is manager of Advisor Telecommunications Fund, which he has managed since March 2007. Since joining Fidelity Investments in 1999, Mr. Baker has worked as an equity research analyst.

ATLC-07-01 March 13, 2007
1.845214.100

Supplement to the
Fidelity® Advisor Telecommunications Fund
Institutional Class
December 11, 2006
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 26.

Gavin Baker is manager of Advisor Telecommunications Fund, which he has managed since March 2007. Since joining Fidelity Investments in 1999, Mr. Baker has worked as an equity research analyst.

ATLCI-07-01 March 13, 2007
1.845215.100